Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
Industrials Portfolio
March 31, 2022
VCY-NPRT1-0522
1.814650.117
Common Stocks - 99.3%
	Shares	Value ($)
Aerospace & Defense - 28.0%
Aerospace & Defense - 28.0%
Airbus Group NV	18,400	2,220,300
General Dynamics Corp.	4,700	1,133,546
HEICO Corp. (a)	4,400	675,576
HEICO Corp. Class A	27,800	3,525,874
Hexcel Corp. (a)	8,400	499,548
Howmet Aerospace, Inc.	231,400	8,316,516
Raytheon Technologies Corp.	65,000	6,439,550
Spirit AeroSystems Holdings, Inc. Class A	57,600	2,816,064
The Boeing Co. (b)	34,800	6,664,200
TransDigm Group, Inc. (b)	10,200	6,645,708
Triumph Group, Inc. (b)	237,127	5,994,571
		44,931,453
Building Products - 0.1%
Building Products - 0.1%
Builders FirstSource, Inc. (b)	3,300	212,982
Commercial Services & Supplies - 1.1%
Diversified Support Services - 0.2%
Copart, Inc. (b)	1,600	200,752
Environmental & Facility Services - 0.9%
Tetra Tech, Inc.	200	32,988
Waste Connections, Inc. (United States)	10,400	1,452,880
		1,485,868
TOTAL COMMERCIAL SERVICES & SUPPLIES		1,686,620
Construction & Engineering - 8.2%
Construction & Engineering - 8.2%
AECOM	5,400	414,774
Quanta Services, Inc.	22,500	2,961,225
Willscot Mobile Mini Holdings (b)	250,300	9,794,239
		13,170,238
Electrical Equipment - 9.8%
Electrical Components & Equipment - 9.8%
Acuity Brands, Inc.	14,200	2,688,060
AMETEK, Inc.	67,000	8,923,060
nVent Electric PLC	118,600	4,124,908
		15,736,028
Electronic Equipment & Components - 5.5%
Electronic Equipment & Instruments - 5.5%
Teledyne Technologies, Inc. (b)	18,800	8,885,444
Industrial Conglomerates - 15.7%
Industrial Conglomerates - 15.7%
Honeywell International, Inc.	26,927	5,239,456
Roper Technologies, Inc.	42,300	19,975,327
		25,214,783
Machinery - 16.4%
Construction Machinery & Heavy Trucks - 0.1%
PACCAR, Inc.	2,100	184,947
Industrial Machinery - 16.3%
Chart Industries, Inc. (b)	13,800	2,370,426
Crane Co.	89,313	9,670,812
Flowserve Corp. (a)	22,819	819,202
Fortive Corp.	108,792	6,628,697
Ingersoll Rand, Inc.	133,400	6,716,690
		26,205,827
TOTAL MACHINERY		26,390,774
Professional Services - 2.1%
Human Resource & Employment Services - 0.3%
TriNet Group, Inc. (b)	4,203	413,407
Research & Consulting Services - 1.8%
Clarivate Analytics PLC (b)	6,200	103,912
FTI Consulting, Inc. (a)(b)	18,100	2,845,682
		2,949,594
TOTAL PROFESSIONAL SERVICES		3,363,001
Road & Rail - 10.3%
Railroads - 7.2%
CSX Corp.	101,100	3,786,195
Norfolk Southern Corp.	19,550	5,576,051
Union Pacific Corp.	8,200	2,240,322
		11,602,568
Trucking - 3.1%
J.B. Hunt Transport Services, Inc.	24,902	5,000,073
TOTAL ROAD & RAIL		16,602,641
Trading Companies & Distributors - 2.1%
Trading Companies & Distributors - 2.1%
Herc Holdings, Inc.	19,958	3,334,782
TOTAL COMMON STOCKS (Cost $137,552,105)		159,528,746

Money Market Funds - 3.7%
	Shares	Value ($)
Fidelity Cash Central Fund 0.31% (c)	1,085,816	1,086,033
Fidelity Securities Lending Cash Central Fund 0.31% (c)(d)	4,905,709	4,906,200
TOTAL MONEY MARKET FUNDS (Cost $5,992,233)		5,992,233

TOTAL INVESTMENT IN SECURITIES - 103.0% (Cost $143,544,338)	165,520,979
NET OTHER ASSETS (LIABILITIES) - (3.0)%	(4,819,742)
NET ASSETS - 100.0%	160,701,237

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.31%	944,789	8,404,743	8,263,499	164	-	-	1,086,033	0.0%
Fidelity Securities Lending Cash Central Fund 0.31%	-	11,568,788	6,662,588	350	-	-	4,906,200	0.0%
Total	944,789	19,973,531	14,926,087	514	-	-	5,992,233

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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